FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets and Liabilities Measured on a Recurring Basis
	Fair value measurements using input type
Assets	Level 1	Level 2	Level 3	Total

Asset of discontinued operation resulting from Parkway's estimated future consideration	-	-	359	359

Total assets	-	-	359	359

For more details, refer to note 1e.

	Fair value measurements using input type
Liabilities	Level 1	Level 2	Level 3	Total

Warrants related to share purchase agreements	-	-	136	136

Total liabilities	-	-	136	136